UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-ANN-0708
1.743118.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,016.90	$ .00**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio of .0003%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	81.7	87.3	94.5
31 - 90	15.4	9.5	3.0
91 - 180	1.0	0.5	0.0
181 - 397	1.9	2.7	2.5
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Fidelity Cash Central Fund	19 Days	17 Days	9 Days
All Taxable Money Market Funds Average*	44 Days	40 Days	42 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Commercial Paper 0.0%	Commercial Paper 1.0%
Bank CDs, BAs, TDs, and Notes 4.0%	Bank CDs, BAs, TDs, and Notes 6.5%
Government Securities 30.2%	Government Securities 14.0%
Interfund Loans 0.0%	Interfund Loans 0.0%
Repurchase Agreements 66.3%	Repurchase Agreements 78.8%
Net Other Assets** (0.5)%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/3/08	2/26/08	11/27/07	8/28/07	5/29/07
Fidelity Cash Central Fund	2.46%	3.25%	4.74%	5.06%	5.31%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2008

Showing Percentage of Net Assets

Federal Agencies - 27.2%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 8.8%
6/2/08 to 10/16/08	2.10 to 5.04% (b)	$ 2,857,700,000	$ 2,852,887,806
Federal Home Loan Bank - 12.1%
6/17/08 to 4/9/09	2.15 to 2.71 (b)	3,916,320,000	3,913,249,774
Freddie Mac - 6.3%
6/9/08 to 6/5/09	2.17 to 5.32 (b)	2,069,301,000	2,063,433,247
TOTAL FEDERAL AGENCIES			8,829,570,827
U.S. Treasury Obligations - 3.0%

U.S. Treasury Bills - 3.0%
6/16/08 to 11/28/08	1.94 to 2.15	964,745,000	962,659,203
Time Deposits - 4.0%

PNC Bank NA, Pittsburgh
6/2/08	2.00	700,000,000	700,000,000
RBS Citizens NA
6/2/08	2.25	600,000,000	600,000,000
TOTAL TIME DEPOSITS			1,300,000,000
Repurchase Agreements - 66.3%
	Maturity Amount
In a joint trading account at:
2.12% dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 50,108,855	50,100,000
2.15% dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) #	3,925,674,656	3,924,970,000
2.33% dated 5/30/08 due 6/2/08:
(Collateralized by U.S. Government Obligations) #	8,767,856,894	8,766,155,000
(Collateralized by U.S. Government Obligations) #	532,977,526	532,874,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
Banc of America Securities LLC at:
2.4%, dated 5/30/08 due 6/2/08 (Collateralized by Commercial Paper Obligations valued at $306,061,201, 6/6/08 - 6/11/08)	$ 300,060,000	$ 300,000,000
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $23,104,958, 5.8%, 6/7/12)	22,004,721	22,000,000
Barclays Capital, Inc. at:
2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at:
$312,185,676, 2.26% - 6.88%, 11/16/09 - 3/25/36)	306,064,388	306,000,000
$816,171,700, 2.34% - 8.57%, 3/10/09 - 5/25/34)	800,168,333	800,000,000
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities valued at $497,806,904)	474,101,713	474,000,000
Citigroup Global Markets, Inc. at 2.53%, dated 5/30/08 due 6/2/08:
(Collateralized by Corporate Obligations valued at $169,355,628, 0% - 6%, 10/25/37 - 3/25/47)	166,034,929	166,000,000
(Collateralized by Mortgage Loan Obligations valued at $1,484,700,000, 0% - 13.08%, 12/25/08 - 12/20/54)	1,414,297,529	1,414,000,000
Deutsche Bank Securities, Inc. at:
2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $70,394,810, 5.38%, 10/12/12)	69,014,519	69,000,000
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $1,557,494,303, 1.75% - 10.78%, 7/15/08 - 1/15/68)	1,511,324,235	1,511,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $1,616,384,914, 1.05% - 8.95%, 9/15/11 - 2/17/52)	1,580,332,458	1,580,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Warburg LLC at:
2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $1,283,025,858, 0% - 9%, 4/25/11 - 6/26/52)	$ 1,249,262,810	$ 1,249,000,000
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Municipal Bond Obligations valued at $337,623,906, 5.28% - 6.5%, 12/1/38 - 4/1/47)	331,071,027	331,000,000
TOTAL REPURCHASE AGREEMENTS		21,496,099,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $32,588,329,030)		32,588,329,030
NET OTHER ASSETS - (0.5)%		(176,070,622)
NET ASSETS - 100%		$ 32,412,258,408
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$50,100,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 7,865,758
Barclays Capital, Inc.	12,626,732
Credit Suisse Securities (USA) LLC	10,885,114
Merrill Lynch Government Securities, Inc.	18,722,396
$ 50,100,000
$3,924,970,000 due 6/02/08 at 2.15%
BNP Paribas Securities Corp.	$ 854,168,646
Banc of America Securities LLC	255,210,661
Barclays Capital, Inc.	5,104,213
Deutsche Bank Securities, Inc.	918,758,381
Dresdner Kleinwort Securities LLC	1,250,532,240
Merrill Lynch Government Securities, Inc.	641,195,859
$ 3,924,970,000
Repurchase Agreement / Counterparty	Value
$8,766,155,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 1,255,364,998
Banc of America Securities LLC	1,128,646,703
Bank of America, NA	3,114,083,715
Barclays Capital, Inc.	307,894,517
Greenwich Capital Markets, Inc.	194,630,232
ING Financial Markets LLC	706,346,978
J.P. Morgan Securities, Inc.	389,260,464
Societe Generale, New York Branch	1,611,538,323
WestLB AG	58,389,070
$ 8,766,155,000
$532,874,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 115,091,396
Banc of America Securities LLC	219,719,938
Barclays Capital, Inc.	3,777,927
Credit Suisse Securities (USA) LLC	194,284,739
$ 532,874,000
Income Tax Information
At May 31, 2008, the fund had a capital loss carryforward of approximately $1,614,290 of which $1,601,411 and $12,879 will expire on May 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $21,496,099,000) - See accompanying schedule: Unaffiliated issuers (cost $32,588,329,030)		$ 32,588,329,030
Interest receivable		20,610,053
Total assets		32,608,939,083

Liabilities
Payable to custodian bank	$ 100
Payable for investments purchased	138,287,748
Distributions payable	58,374,335
Other payables and accrued expenses	18,492
Total liabilities		196,680,675

Net Assets		$ 32,412,258,408
Net Assets consist of:
Paid in capital		$ 32,413,872,698
Accumulated undistributed net realized gain (loss) on investments		(1,614,290)
Net Assets, for 32,407,841,182 shares outstanding		$ 32,412,258,408
Net Asset Value, offering price and redemption price per share ($32,412,258,408 ÷ 32,407,841,182 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2008
Investment Income
Interest (including $1,615,685 from affiliated interfund lending)		$ 1,412,768,617

Expenses
Custodian fees and expenses	$ 96,917
Independent trustees' compensation	130,318
Total expenses before reductions	227,235
Expense reductions	(166,750)	60,485
Net investment income		1,412,708,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		676,274
Net increase in net assets resulting from operations		$ 1,413,384,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2008	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,412,708,132	$ 1,594,321,156
Net realized gain (loss)	676,274	5,884
Net increase in net assets resulting from operations	1,413,384,406	1,594,327,040
Distributions to shareholders from net investment income	(1,412,650,563)	(1,594,319,793)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	259,059,022,450	212,283,780,071
Reinvestment of distributions	6,859	-
Cost of shares redeemed	(255,271,251,216)	(217,800,474,595)
Net increase (decrease) in net assets and shares resulting from share transactions	3,787,778,093	(5,516,694,524)
Total increase (decrease) in net assets	3,788,511,936	(5,516,687,277)

Net Assets
Beginning of period	28,623,746,472	34,140,433,749
End of period (including undistributed net investment income of $0 and undistributed net investment income of $161,384, respectively)	$ 32,412,258,408	$ 28,623,746,472

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.043	.053	.041	.020	.011
Distributions from net investment income	(.043)	(.053)	(.041)	(.020)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.34%	5.43%	4.15%	2.05%	1.11%
Ratios to Average Net Assets B
Expenses before reductions C	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyC	-%	-%	-%	-%	-%
Expenses net of all reductionsC	-%	-%	-%	-%	-%
Net investment income	4.29%	5.30%	4.11%	2.05%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,412,258	$ 28,623,746	$ 34,140,434	$ 26,106,168	$ 23,377,598

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2008

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Capital loss carryforward	(1,614,290)

Cost for federal income tax purposes	$ 32,588,329,030

The tax character of distributions paid was as follows:

	May 31, 2008	May 31, 2007
Ordinary Income	$ 1,412,650,563	$ 1,594,319,793

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 18,427,626	4.04%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $130,318.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36,432.

Annual Report

Notes to Financial Statements - continued

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 377 funds advised by FMR or an a affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member and Chairperson of the Investment Committee, and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

John R. Hebble (49)

Year of Election or Appointment: 2008

President and Treasurer of Cash Central. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of Cash Central. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary of Cash Central. Mr. Goebel also serves as Secretary of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Central. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)
Year of Election or Appointment: 2006 Anti-Money Laundering (AML) officer of Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).
Joseph B. Hollis (60)

Year of Election or Appointment: 2006

Chief Financial Officer of Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Cash Central. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 9.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $410,415,782 of distributions paid during the period January 1, 2008 to May 31, 2008, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-ANN-0708
1.743117.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,013.20	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0023%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	100.0	100.0	100.0
31 - 90	0.0	0.0	0.0
91 - 180	0.0	0.0	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Fidelity Municipal Cash Central Fund	4 Days	6 Days	6 Days
All Tax-Free Money Market Funds Average*	21 Days	31 Days	20 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Variable Rate Demand Notes (VRDNs) 99.4%	Variable Rate Demand Notes (VRDNs) 99.6%
Other Investments 0.1%	Other Investments 0.0%
Net Other Assets 0.5%	Net Other Assets 0.4%

Current and Historical Seven-Day Yields
	6/2/08	3/3/08	12/3/07	9/3/07	5/28/07
Fidelity Municipal Cash Central Fund	1.61%	3.54%	3.67%	4.05%	3.91%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Alabama - 1.2%
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 1.45% (BP PLC Guaranteed), VRDN (a)(b)	$ 6,300,000	$ 6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 1.95% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	1,700,000	1,700,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.47%, VRDN (a)(b)	7,400,000	7,400,000
		15,400,000
Alaska - 1.4%
Alaska Int'l. Arpts. Revs. Series 2006 C, 3.65% (MBIA Insured), VRDN (a)(b)	18,000,000	18,000,000
Arizona - 1.1%
Arizona Ctfs. of Prtn. Participating VRDN Series LB 08 P30W, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,700,000	1,700,000
Arizona Health Facilities Auth. Rev. (Banner Health Proj.) Series 2005 A, 1.95% (MBIA Insured), VRDN (a)	2,500,000	2,500,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 1.73%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN Series LB 06 P29U, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series A, 2.6888% 8/1/08 (a)(b)	560,000	560,000
Tucson Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,985,000	2,985,000
		13,345,325
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 1.81%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 1.68% (Liquidity Facility Citibank NA) (a)(b)(c)	1,990,000	1,990,000
		2,990,000
California - 5.4%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2005 H, 1.41% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	25,400,000	25,400,000
Series 2008 F, 1.36% (Liquidity Facility Bank of New York, New York), VRDN (a)(b)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 1.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 36,100,000	$ 36,100,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 2.9%, VRDN (a)(b)	500,000	500,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.93%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 37A, 1.8% (FSA Insured), VRDN (a)(b)	1,700,000	1,700,000
Second Series 37B, 1.8% (FSA Insured), VRDN (a)(b)	1,620,000	1,620,000
		68,845,000
Colorado - 1.5%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 1.75%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2007 A2, 1.83% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	2,100,000	2,100,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series MS 08 2365, 1.72% (Liquidity Facility Morgan Stanley) (a)(c)	1,200,000	1,200,000
Series PT 920, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,340,000	4,340,000
Series 2000 B, 2.78% (MBIA Insured), VRDN (a)(b)	9,100,000	9,100,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series MS 1136, 1.77% (Liquidity Facility Morgan Stanley) (a)(b)(c)	888,500	888,500
		18,628,500
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.65%, VRDN (a)	5,700,000	5,700,000
Series 1999 A, 2.05%, VRDN (a)	500,000	500,000
Series 1999 B, 2.05%, VRDN (a)(b)	1,100,000	1,100,000
		7,300,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 1.8% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	$ 1,600,000	$ 1,600,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series EGL 07 0025, 1.75% (Liquidity Facility Citibank NA) (a)(b)(c)	1,880,000	1,880,000
Series EGL 07 0026, 1.72% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,100,000	1,100,000
Series PT 4205, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,395,000	5,395,000
Series Putters 1691, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	480,000	480,000
		10,455,000
Florida - 6.5%
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 1.75%, LOC Bank of America NA, VRDN (a)(b)	2,890,000	2,890,000
Florida Dept. of Envir. Protection Rev. Participating VRDN Series Merlots D144, 1.68% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,500,000	5,500,000
Florida Hsg. Participating VRDN Series Clipper 07 49, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,440,000	2,440,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Heather Glenn Apts. Proj.) Series H, 1.8%, LOC Fannie Mae, VRDN (a)(b)	6,760,000	6,760,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Hernando County Wtr. and Swr. Rev. Participating VRDN Series Solar 06 35, 1.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,725,000	2,725,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 1.75%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.9%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,300,000	1,300,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.72%, LOC SunTrust Banks, Inc., VRDN (a)(b)	2,500,000	2,500,000
Miami-Dade County Aviation Rev. Participating VRDN Series EGL 07 0126, 1.73% (Liquidity Facility Citibank NA) (a)(b)(c)	2,765,000	2,765,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 1.75%, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2007 A2, 1.5% (FSA Insured), VRDN (a)	$ 8,950,000	$ 8,950,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 1.8%, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 1.85%, LOC Fannie Mae, VRDN (a)(b)	2,045,000	2,045,000
Orlando Tourist Dev. Tax Rev. Participating VRDN Series Putters 2860, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,250,000	9,250,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,450,000	5,450,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Summerset Village Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,740,000	7,740,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 1.75%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
		82,770,000
Georgia - 4.3%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) 1.75%, LOC Fannie Mae, VRDN (a)(b)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
Second Series 1998, 1.55%, VRDN (a)(b)	15,600,000	15,600,000
Second Series 2007, 1.5%, VRDN (a)(b)	3,300,000	3,300,000
Third Series 2007, 1.5%, VRDN (a)(b)	2,200,000	2,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 1996, 1.4%, VRDN (a)	5,700,000	5,700,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.7%, LOC Regions Bank of Alabama, VRDN (a)(b)	12,950,000	12,950,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.86%, LOC Comerica Bank, Detroit, VRDN (a)(b)	735,000	735,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12142, 1.67% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,650,000	1,650,000
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 1.65% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (a)(b)	$ 1,845,000	$ 1,845,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.75%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,800,000	1,800,000
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Place Proj.) 1.35%, LOC SunTrust Banks, Inc., VRDN (a)	4,400,000	4,400,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 2.95%, VRDN (a)(b)	1,100,000	1,100,000
		55,130,000
Hawaii - 1.2%
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,080,000	7,080,000
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 2731, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,680,000	7,680,000
		14,760,000
Illinois - 10.5%
Aurora Single Family Mtg. Rev. Participating VRDN Series Merlots 07 E5, 1.83% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,275,000	5,275,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.77%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Board of Ed. Participating VRDN Series Putters 2391, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,480,000	4,480,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 1.75% (MBIA Insured), VRDN (a)(b)	15,230,000	15,230,000
Series 1998 B, 1.75% (MBIA Insured), VRDN (a)(b)	40,000,000	40,000,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 08 2362, 1.67% (Liquidity Facility Morgan Stanley) (a)(c)	1,700,000	1,700,000
Series MT 53, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 1.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,150,000	6,150,000
Series Putters 653Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,195,000	6,195,000
Series ROC II R 239, 1.73% (Liquidity Facility Citibank NA) (a)(b)(c)	15,620,000	15,620,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Wastewtr. Transmission Rev. Series 2004 A, 2.58% (MBIA Insured), VRDN (a)	$ 5,200,000	$ 5,200,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) 1.32%, VRDN (a)(b)	8,900,000	8,900,000
Illinois Sales Tax Rev. Participating VRDN Series MACN 06 C, 1.66% (Liquidity Facility Bank of America NA) (a)(c)	1,750,000	1,750,000
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.):
Series 2000, 1.45% (BP PLC Guaranteed), VRDN (a)(b)	4,700,000	4,700,000
Series 2001, 1.45% (BP PLC Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
Series 2003, 1.45% (BP PLC Guaranteed), VRDN (a)(b)	7,300,000	7,300,000
1.45% (BP PLC Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
		133,715,000
Indiana - 3.3%
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,415,000	4,415,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series PT 731, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.97%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	70,000	70,000
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) 1.45% (BP PLC Guaranteed), VRDN (a)(b)	3,900,000	3,900,000
(BP PLC Proj.):
Series 2002 C, 1.45% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
1.45% (BP PLC Guaranteed), VRDN (a)(b)	16,900,000	16,900,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (BP Amoco Oil Co. Proj.) 1.45% (BP PLC Guaranteed), VRDN (a)(b)	8,940,000	8,940,000
		41,825,000
Iowa - 0.1%
Iowa Fin. Auth. Series 2003 F, 1.75% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)(b)	1,100,000	1,100,000
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.77%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Kentucky - 7.0%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 2.05% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 2.05% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 2.05% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.85%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 547, 1.72% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	955,000	955,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.45% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	62,500,000	62,500,000
Series B, 1.45% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
		88,195,000
Louisiana - 4.7%
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,335,000	4,335,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.91% (ConocoPhillips Guaranteed), VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,091,000	1,091,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 1.5%, LOC JPMorgan Chase Bank, VRDN (a)	8,870,000	8,870,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 1.8%, VRDN (a)(b)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 1.45%, VRDN (a)(b)	5,900,000	5,900,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.45%, VRDN (a)(b)	15,100,000	15,100,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 1.45%, VRDN (a)(b)	5,500,000	5,500,000
Series 1993, 1.45%, VRDN (a)(b)	3,640,000	3,640,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.55%, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Series 1994 A, 1.55%, VRDN (a)(b)	3,700,000	3,700,000
Series 1995, 1.55%, VRDN (a)(b)	3,050,000	3,050,000
		59,336,000
Maryland - 0.3%
Montgomery County Gen. Oblig. Series 2006 A, 1.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,700,000	3,700,000
Michigan - 1.5%
Detroit Wtr. Supply Sys. Participating VRDN Series LB 07 P25W, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,615,000	2,615,000
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series E, 1.3% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	2,500,000	2,500,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2002 A, 2.1% (MBIA Insured), VRDN (a)(b)	1,300,000	1,300,000
Series 2006 C, 1.26% (FSA Insured), VRDN (a)(b)	9,500,000	9,500,000
Wayne County Arpt. Auth. Rev. Participating VRDN Series ROC II R 12175, 1.97% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	3,650,000	3,650,000
		19,565,000
Minnesota - 0.3%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,815,000	1,815,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 1.75%, LOC Fannie Mae, VRDN (a)(b)	1,350,000	1,350,000
		3,165,000
Missouri - 2.5%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 1.4% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	17,900,000	17,900,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2005 B, 5% (MBIA Insured), VRDN (a)(b)	4,200,000	4,200,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series FRRI 03 L5J, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,295,000	4,295,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 C, 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 2,850,000	$ 2,850,000
Series 1994, 1.75%, LOC Bank of America NA, VRDN (a)(b)	1,100,000	1,100,000
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 2.07% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,420,000	1,420,000
		31,765,000
Montana - 0.2%
Montana Board of Hsg. Participating VRDN Series PA 1406R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,170,000	2,170,000
Nebraska - 1.3%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 1.3%, LOC Allied Irish Banks PLC, VRDN (a)	13,775,000	13,775,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.83% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,070,000	1,070,000
Series B, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,200,000	1,200,000
		16,045,000
Nevada - 2.1%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Participating VRDN Series DBE 506, 1.66% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	4,205,000	4,205,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 C, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	20,090,000	20,090,000
Nevada Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 2.9%, VRDN (a)(b)	2,500,000	2,500,000
		26,795,000
New Hampshire - 0.3%
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 3, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,470,000	3,470,000
Series Merlots 02 A4, 1.83% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	610,000	610,000
		4,080,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 0.4%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 1.5%, LOC Barclays Bank PLC, VRDN (a)	$ 5,000,000	$ 5,000,000
New York - 2.0%
New York Dorm. Auth. Revs. Participating VRDN Series BA 01 D, 2.62% (Liquidity Facility Bank of America NA) (a)(c)	1,900,000	1,900,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 1.71%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 1.7%, LOC Fannie Mae, VRDN (a)(b)	21,800,000	21,800,000
		25,700,000
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	8,700,000	8,700,000
Non State Specific - 0.4%
Multi-state Hsg. Participating VRDN:
Series Clipper 07 14, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	549,000	549,000
Series Clipper 07 47, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	970,000	970,000
Series Clipper 07 52, 1.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,943,000	3,943,000
		5,462,000
North Carolina - 2.0%
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (a)(b)	6,430,000	6,430,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series LB 04 L14, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,920,000	1,920,000
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Participating VRDN Series MT 100, 1.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	6,430,000	6,430,000
Series 2008 C, 1.75%, LOC SunTrust Banks, Inc., VRDN (a)(b)	10,000,000	10,000,000
		24,780,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 4.0%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 1.74% (Deutsche Post AG Guaranteed), VRDN (a)(b)	$ 1,400,000	$ 1,400,000
Series 2007 B, 1.74% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 1.74% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 1.86%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 2%, VRDN (a)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series BA 01 I, 1.72% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,050,000	1,050,000
(Mtg.-Backed Securities Prog.) Series 2005 B1, 1.7% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,000,000	6,000,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.) 1.45% (BP PLC Guaranteed), VRDN (a)(b)	12,500,000	12,500,000
(BP Products NA, Inc. Proj.):
1.45% (BP PLC Guaranteed), VRDN (a)(b)	13,900,000	13,900,000
1.45% (BP PLC Guaranteed), VRDN (a)(b)	8,050,000	8,050,000
		51,000,000
Oklahoma - 0.3%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,343,242	3,343,242
Oregon - 0.4%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 2.1%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Oregon Homeowner Rev. Participating VRDN Series MT 228, 1.87% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	560,000	560,000
Oregon Hsg. & Cmnty. Services Dept. Mtg. Rev. Participating VRDN Series LB 08 P17W, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,200,000	1,200,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.75%, LOC Bank of America NA, VRDN (a)(b)	1,655,000	1,655,000
		4,815,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 3.7%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 2.1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Chester County Inter Unit 1.67%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,500,000	1,500,000
Dallastown Area School District York County 1.62% (FSA Insured), VRDN (a)	1,800,000	1,800,000
Easton Area School District Series 2008, 1.68% (FSA Insured), VRDN (a)	4,405,000	4,405,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 1.86%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,090,000	3,090,000
(FirstEnergy Corp. Proj.) Series A, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	4,800,000	4,800,000
(Shippingport Proj.) Series A, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,000,000	2,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Series 2004 D3, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.9%, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 1999 A, 3.25% (AMBAC Insured), VRDN (a)(b)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Marywood Univ. Proj.) Series A, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	100,000	100,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 06 B15, 1.83% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,000,000	1,000,000
Series 2004 81C, 1.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	3,140,000	3,140,000
Series 2006 92B, 1.9% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	8,500,000	8,500,000
Series 2008 102C, 1.7% (Liquidity Facility Bank of America NA), VRDN (a)(b)	2,000,000	2,000,000
		46,685,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 2.9%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
1.45%, VRDN (a)(b)	$ 5,300,000	$ 5,300,000
1.45%, VRDN (a)(b)	4,400,000	4,400,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.8%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.57%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series ROC II R 398, 1.73% (Liquidity Facility Citibank NA) (a)(b)(c)	2,025,000	2,025,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,110,000	5,110,000
(Cedarwoods Apts. Proj.) 1.75%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,280,000	5,280,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 1.74%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
		37,115,000
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 1.72% (Liquidity Facility Bank of America NA) (a)(b)(c)	940,000	940,000
Series LB 06 P41, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,300,000	2,300,000
		3,240,000
Tennessee - 0.3%
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.68%, LOC Rabobank Nederland, VRDN (a)(b)	2,000,000	2,000,000
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 06 F6, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	900,000	900,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 1.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	825,000	825,000
		3,725,000
Texas - 15.0%
Austin Arpt. Sys. Rev. Series 2005 2, 1.75% (FSA Insured), VRDN (a)(b)	3,925,000	3,925,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 1.88%, LOC Citibank NA, VRDN (a)(b)	$ 1,500,000	$ 1,500,000
Series 2001 D2, 1.88%, LOC Citibank NA, VRDN (a)(b)	2,500,000	2,500,000
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A:
1.5%, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
1.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,500,000	6,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 1.83% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,595,000	1,595,000
Series Putters 350, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,935,000	1,935,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.45%, VRDN (a)(b)	3,680,000	3,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 1.45%, LOC BNP Paribas SA, VRDN (a)(b)	3,700,000	3,700,000
Series 2004, 1.45%, LOC Calyon, VRDN (a)(b)	16,600,000	16,600,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.45%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	30,500,000	30,500,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 1.8% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.) Series 2001, 1.45%, VRDN (a)(b)	2,300,000	2,300,000
(BP Amoco Chemical Co. Proj.) 1.45%, VRDN (a)(b)	3,000,000	3,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.45%, VRDN (a)(b)	4,400,000	4,400,000
Series 1994, 1.45%, VRDN (a)(b)	11,200,000	11,200,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.):
Series 1995, 1.45% (BP PLC Guaranteed), VRDN (a)(b)	24,800,000	24,800,000
1.45%, VRDN (a)(b)	4,800,000	4,800,000
Harlandale Independent School District Participating VRDN Series Putters 524, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,660,000	2,660,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 1.6%, VRDN (a)(b)	6,000,000	6,000,000
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C43, 1.83% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,220,000	5,220,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District Participating VRDN Series Putters 699, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 1,670,000	$ 1,670,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 1.75%, LOC Bank of America NA, VRDN (a)(b)	900,000	900,000
Mansfield Independent School District Participating VRDN Series PT 2401, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,145,000	5,145,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 1993 A, 1.9%, LOC DEPFA BANK PLC, VRDN (a)(b)	1,400,000	1,400,000
Oakbend Med. Ctr. Hosp. Rev. 1.46%, LOC Regions Bank of Alabama, VRDN (a)	6,250,000	6,250,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 2.05%, VRDN (a)(b)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 1.6% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 1.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,800,000	3,800,000
Series 2006, 1.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
Port of Houston Auth. Participating VRDN Series Munitops 2006 69, 1.72% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,320,000	2,320,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,510,000	2,510,000
Texas Gen. Oblig. Participating VRDN Series Putters 2510, 1.67% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	5,060,000	5,060,000
		190,165,000
Virginia - 1.1%
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1996 A, 1.72%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	5,900,000	5,900,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series LB 08 K19W, 2.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series PT 2662, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,045,000	$ 3,045,000
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series LB 08 K13W, 1.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,610,000	4,610,000
		14,555,000
Washington - 2.7%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.83% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 1.45%, VRDN (a)(b)	2,900,000	2,900,000
(BP West Coast Products LLC Proj.):
1.45% (BP PLC Guaranteed), VRDN (a)(b)	2,000,000	2,000,000
1.45%, VRDN (a)(b)	2,200,000	2,200,000
Port of Seattle Rev.:
Participating VRDN Series PT 3475, 1.69% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	2,700,000	2,700,000
Series 2005, 1.65%, LOC Fortis Banque SA, VRDN (a)(b)	2,000,000	2,000,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 1.5%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,360,000	3,360,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) 1.6%, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
		34,705,000
West Virginia - 1.5%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.7%, LOC Deutsche Bank AG, VRDN (a)(b)	18,300,000	18,300,000
Series 1990 B, 1.85%, LOC Deutsche Bank AG, VRDN (a)(b)	815,000	815,000
		19,115,000
Wisconsin - 0.1%
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series PA 1331, 1.69% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,045,000	1,045,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 2.9%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 1.5%, VRDN (a)	$ 36,700,000	$ 36,700,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,261,730,067)		1,261,730,067
NET OTHER ASSETS - 0.5%		6,152,453
NET ASSETS - 100%		$ 1,267,882,520
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,261,730,067)		$ 1,261,730,067
Cash		8,008,917
Receivable for investments sold		4,994,879
Interest receivable		3,235,571
Total assets		1,277,969,434

Liabilities
Payable for investments purchased	$ 8,008,472
Distributions payable	2,069,624
Other payables and accrued expenses	8,818
Total liabilities		10,086,914

Net Assets		$ 1,267,882,520
Net Assets consist of:
Paid in capital		$ 1,267,848,380
Accumulated undistributed net realized gain (loss) on investments		34,140
Net Assets, for 1,267,472,935 shares outstanding		$ 1,267,882,520
Net Asset Value, offering price and redemption price per share ($1,267,882,520 ÷ 1,267,472,935 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2008

Investment Income
Interest		$ 27,819,173

Expenses
Custodian fees and expenses	$ 20,216
Independent trustees' compensation	3,493
Total expenses before reductions	23,709
Expense reductions	(18,685)	5,024
Net investment income		27,814,149
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33,107
Net increase in net assets resulting from operations		$ 27,847,256

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2008	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,814,149	$ 29,716,132
Net realized gain (loss)	33,107	10,226
Net increase in net assets resulting from operations	27,847,256	29,726,358
Distributions to shareholders from net investment income	(27,814,609)	(29,715,909)
Distributions to shareholders from net realized gain	(8,552)	-
Total distributions	(27,823,161)	(29,715,909)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,942,758,248	1,233,494,491
Cost of shares redeemed	(3,347,370,948)	(1,460,483,028)
Net increase (decrease) in net assets and shares resulting from share transactions	595,387,300	(226,988,537)
Total increase (decrease) in net assets	595,411,395	(226,978,088)

Net Assets
Beginning of period	672,471,125	899,449,213
End of period (including undistributed net investment income of $0 and undistributed net investment income of $10,044, respectively)	$ 1,267,882,520	$ 672,471,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.032	.037	.029	.017	.010
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.032	.037	.029	.017	.010
Distributions from net investment income	(.032)	(.037)	(.029)	(.017)	(.010)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.032)	(.037)	(.029)	(.017)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.23%	3.76%	2.94%	1.76%	1.02%
Ratios to Average Net Assets C
Expenses before reductions	-% B	.01%	.01%	-% B	-% B
Expenses net of fee waivers, if any	-% B	.01%	.01%	-% B	-% B
Expenses net of all reductions	-% B	.01%	.01%	-% B	-% B
Net investment income	3.03%	3.69%	2.84%	1.69%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,267,883	$ 672,471	$ 899,449	$ 1,636,819	$ 2,541,929

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2008

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	9,585

Cost for federal income tax purposes	$ 1,261,730,067

The tax character of distributions paid was as follows:

	May 31, 2008	May 31, 2007
Tax-exempt Income	$ 27,814,609	$ 29,715,909
Long-term Capital Gains	8,552	-
Total	$ 27,823,161	$ 29,715,909

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,493.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $15,192.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member and Chairperson of the Investment Committee, and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

John R. Hebble (49)

Year of Election or Appointment: 2008

President and Treasurer of Municipal Cash Central. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of Municipal Cash Central. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Municipal Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary of Municipal Cash Central. Mr. Goebel also serves as Secretary of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Municipal Cash Central. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Municipal Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (60)

Year of Election or Appointment: 2006

Chief Financial Officer of Municipal Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Municipal Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Municipal Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Municipal Cash Central. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Municipal Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2008, $12,110, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 85.79% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-ANN-0708
1.734009.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,017.10	$ .00**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio of .0005%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	84.6	87.8	95.6
31 - 90	10.7	9.1	1.6
91 - 180	1.7	1.0	0.0
181 - 397	3.0	2.1	2.8
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Fidelity Securities Lending Cash Central Fund	20 Days	17 Days	9 Days
All Taxable Money Market Funds Average*	44 Days	40 Days	42 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Bank CDs, BAs, TDs, and Notes 1.9%	Bank CDs, BAs, TDs, and Notes 0.0%
Government Securities 25.8%	Government Securities 15.1%
Repurchase Agreements 72.9%	Repurchase Agreements 85.2%
Net Other Assets** (0.6)%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/3/08	2/26/08	11/27/07	8/28/07	5/29/07
Fidelity Securities Lending Cash Central Fund	2.46%	3.25%	4.76%	5.20%	5.35%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2008

Showing Percentage of Net Assets

Federal Agencies - 25.1%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 7.1%
6/2/08 to 12/4/08	2.10 to 2.75% (b)	$ 1,662,000,000	$ 1,658,023,277
Federal Home Loan Bank - 11.4%
6/4/08 to 4/9/09	2.15 to 2.93 (b)	2,646,010,000	2,643,593,950
Freddie Mac - 6.6%
6/9/08 to 6/5/09	2.15 to 5.32 (b)	1,532,750,000	1,527,867,692
TOTAL FEDERAL AGENCIES			5,829,484,919
U.S. Treasury Obligations - 0.7%

U.S. Treasury Bills - 0.7%
7/17/08 to 11/28/08	1.10 to 1.94	157,725,000	156,405,510
Time Deposits - 1.9%

RBS Citizens NA
6/2/08	2.00	450,000,000	450,000,000
Repurchase Agreements - 72.9%
	Maturity Amount
In a joint trading account at 2.33% dated 5/30/08 due 6/2/08:
(Collateralized by U.S. Government Obligations) #	$ 8,785,736,365	8,784,031,000
(Collateralized by U.S. Government Obligations) #	32,063,228	32,057,000
With:
Banc of America Securities LLC at:
2.56%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at:
$1,003,893,765, 4.63% - 9.88%, 2/1/10 - 7/15/37)	984,209,510	984,000,000
$153,032,576, 5.5% - 8.5%, 1/15/09 - 2/1/34)	150,031,938	150,000,000
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $48,310,365, 5.5% - 11.25%, 7/1/10 - 6/15/15)	46,009,871	46,000,000
Barclays Capital, Inc. at 2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $1,203,853,258, 2.53% - 9.88%, 8/15/08 - 12/20/54)	1,180,248,292	1,180,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Credit Suisse First Boston, Inc. at 2.58%, dated 5/30/08 due 6/2/08:
(Collateralized by Equity Securities valued at $714,036,808)	$ 680,145,917	$ 680,000,000
(Collateralized by Mortgage Loan Obligations valued at $520,316,891, 0% - 25.55%, 10/15/10 - 10/17/48)	500,107,292	500,000,000
Deutsche Bank Securities, Inc. at 2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $1,203,600,001, 2.52% - 8.6%, 10/12/12 - 9/28/47)	1,180,248,292	1,180,000,000
J.P. Morgan Securities, Inc. at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $777,002,522, 6.5% - 18%, 12/7/09 - 9/1/23)	740,158,792	740,000,000
Lehman Brothers, Inc. at 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $500,862,109, 0% - 9%, 6/15/08 - 5/15/38)	486,104,288	486,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.5%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $704,820,446, 3.41% - 11.5%, 10/8/08 - 6/20/36)	691,143,670	691,000,000
2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $499,780,444, 0% - 9.5%, 4/1/09 - 7/10/43)	489,102,894	489,000,000
Wachovia Securities, Inc. at 2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Commercial Paper Obligations valued at $1,003,891,192, 6/2/08 - 6/30/08)	984,207,050	$ 984,000,000
TOTAL REPURCHASE AGREEMENTS		16,926,088,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $23,361,978,429)		23,361,978,429
NET OTHER ASSETS - (0.6)%		(144,310,422)
NET ASSETS - 100%		$ 23,217,668,007
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,784,031,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 1,257,924,946
Banc of America Securities LLC	1,130,948,247
Bank of America, NA	3,120,433,974
Barclays Capital, Inc.	308,522,378
Greenwich Capital Markets, Inc.	195,027,123
ING Financial Markets LLC	707,787,366
J.P. Morgan Securities, Inc.	390,054,247
Societe Generale, New York Branch	1,614,824,582
WestLB AG	58,508,137
$ 8,784,031,000
$32,057,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	6,923,747
Banc of America Securities LLC	13,218,063
Barclays Capital, Inc.	227,275
Credit Suisse Securities (USA) LLC	11,687,915
$ 32,057,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $16,926,088,000) - See accompanying schedule: Unaffiliated issuers (cost $23,361,978,429)		$ 23,361,978,429
Cash		161
Interest receivable		14,439,120
Total assets		23,376,417,710

Liabilities
Payable for investments purchased	$ 107,446,862
Distributions payable	51,288,903
Other payables and accrued expenses	13,938
Total liabilities		158,749,703

Net Assets		$ 23,217,668,007
Net Assets consist of:
Paid in capital		$ 23,216,315,492
Undistributed net investment income		28,490
Accumulated undistributed net realized gain (loss) on investments		1,324,025
Net Assets, for 23,216,261,623 shares outstanding		$ 23,217,668,007
Net Asset Value, offering price and redemption price per share ($23,217,668,007 ÷ 23,216,261,623 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2008

Investment Income
Interest		$ 784,464,892

Expenses
Custodian fees and expenses	$ 70,659
Independent trustees' compensation	74,479
Total expenses before reductions	145,138
Expense reductions	(93,011)	52,127
Net investment income		784,412,765
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,811,031
Net increase in net assets resulting from operations		$ 786,223,796

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2008	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 784,412,765	$ 790,174,894
Net realized gain (loss)	1,811,031	1,966
Net increase in net assets resulting from operations	786,223,796	790,176,860
Distributions to shareholders from net investment income	(784,396,722)	(790,150,270)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	120,543,234,084	119,249,447,047
Cost of shares redeemed	(118,152,033,216)	(112,055,905,056)
Net increase (decrease) in net assets and shares resulting from share transactions	2,391,200,868	7,193,541,991
Total increase (decrease) in net assets	2,393,027,942	7,193,568,581

Net Assets
Beginning of period	20,824,640,065	13,631,071,484
End of period (including undistributed net investment income of $28,490 and undistributed net investment income of $12,445, respectively)	$ 23,217,668,007	$ 20,824,640,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.043	.053	.041	.020	.011
Distributions from net investment income	(.043)	(.053)	(.041)	(.020)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.37%	5.45%	4.17%	2.04%	1.11%
Ratios to Average Net AssetsC
Expenses before reductions	-%B	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%B	.01%	.01%	.01%	.01%
Expenses net of all reductions	-%B	.01%	.01%	.01%	.01%
Net investment income	4.18%	5.32%	4.28%	2.13%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,217,668	$ 20,824,640	$ 13,631,071	$ 9,747,742	$ 7,949,808

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2008

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	20,442

Cost for federal income tax purposes	$ 23,361,978,429

The tax character of distributions paid was as follows:

	May 31, 2008	May 31, 2007
Ordinary Income	$ 784,396,722	$ 790,150,270

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $74,479.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18,532.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member and Chairperson of the Investment Committee, and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

John R. Hebble (49)

Year of Election or Appointment: 2008

President and Treasurer of Securities Lending Cash Central. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of Securities Lending Cash Central. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Securities Lending Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary of Securities Lending Cash Central. Mr. Goebel also serves as Secretary of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Securities Lending Cash Central. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Securities Lending Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (60)

Year of Election or Appointment: 2006

Chief Financial Officer of Securities Lending Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Securities Lending Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Securities Lending Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Securities Lending Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Securities Lending Cash Central. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Securities Lending Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

A total of 9.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-ANN-0708
1.795174.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 1,012.50	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0026%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	100.0	98.1	100.0
31 - 90	0.0	1.9	0.0
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Fidelity Tax-Free Cash Central Fund	4 Days	7 Days	5 Days
All Tax-Free Money Market Funds Average*	21 Days	31 Days	20 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Variable Rate Demand Notes (VRDNs) 98.7%	Variable Rate Demand Notes (VRDNs) 99.2%
Net Other Assets 1.3%	Net Other Assets 0.8%

Current and Historical Seven-Day Yields

	6/2/08	3/3/08	12/3/07	9/3/07	5/28/07
Fidelity Tax-Free Cash Central Fund	1.48%	3.32%	3.62%	4.00%	3.85%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount	Value
Alabama - 1.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 1.4%, VRDN (a)	$ 3,200,000	$ 3,200,000
Health Care Auth. for Baptist Health Series 2006 C, 1.57%, LOC Regions Bank of Alabama, VRDN (a)	1,015,000	1,015,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.4%, VRDN (a)	3,200,000	3,200,000
		7,415,000
Alaska - 6.7%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2001, 1.3% (BP PLC Guaranteed), VRDN (a)	5,700,000	5,700,000
Series 2003 A, 1.3%, VRDN (a)	3,300,000	3,300,000
Series B, 1.3%, VRDN (a)	11,600,000	11,600,000
(ConocoPhillips Proj.) Series 1994 B, 2%, VRDN (a)	24,900,000	24,900,000
		45,500,000
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. (Banner Health Proj.) Series 2005 A, 1.95% (MBIA Insured), VRDN (a)	1,800,000	1,800,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series EGL 06 14 Class A, 1.61% (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
		4,200,000
California - 1.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series ROC II R 287X, 1.55% (Liquidity Facility Citibank NA) (a)(b)	3,540,000	3,540,000
Los Angeles Unified School District Participating VRDN Series ROC II R 10177, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,510,000	4,510,000
		8,050,000
Colorado - 4.7%
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series 2000, 1.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,100,000	8,100,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 1.67% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	2,095,000	2,095,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN Series MS 08 2365, 1.72% (Liquidity Facility Morgan Stanley) (a)(b)	$ 900,000	$ 900,000
Denver City & County Ctfs. of Prtn. (Wellington E. Webb Muni. Office Bldg. Proj.) Series 2003 C2, 1.75% (AMBAC Insured), VRDN (a)	20,880,000	20,880,000
		31,975,000
District Of Columbia - 2.2%
District of Columbia Gen. Oblig. Series B, 1.63% (FSA Insured), VRDN (a)	7,800,000	7,800,000
District of Columbia Rev.:
(American Psychological Assoc. Proj.) 1.57%, LOC Bank of America NA, VRDN (a)	4,155,000	4,155,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 1.4%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
		14,955,000
Florida - 11.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2003 A, 1.35%, LOC SunTrust Banks, Inc., VRDN (a)	3,300,000	3,300,000
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 1.35%, LOC SunTrust Banks, Inc., VRDN (a)	1,400,000	1,400,000
Broward County Edl. Facilities Auth. Rev. 1.35%, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.33%, VRDN (a)	5,820,000	5,820,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.64% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,200,000	1,200,000
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 1.55%, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 1.6% (Liquidity Facility Citibank NA) (a)(b)	11,800,000	11,800,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2003 A, 1.35%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.8%, VRDN (a)	2,400,000	2,400,000
Miami-Dade County Edl. Facilities Rev. (Florida Memorial College Proj.) 1.55%, LOC Bank of America NA, VRDN (a)	1,325,000	1,325,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2007 A2, 1.5% (FSA Insured), VRDN (a)	$ 11,390,000	$ 11,390,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 1.55%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.55%, LOC Bank of America NA, VRDN (a)	7,900,000	7,900,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 1.63% (Liquidity Facility Deutsche Bank AG) (a)(b)	4,330,000	4,330,000
Palm Beach County Rev.:
(Hanley Ctr., Inc. Proj.) 1.55%, LOC Bank of America NA, VRDN (a)	3,300,000	3,300,000
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 1.71%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Tallahassee Cap. Rev. Participating VRDN Series Putters 607, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,335,000	2,335,000
		79,600,000
Georgia - 7.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 1.25%, LOC Bank of America NA, VRDN (a)	6,305,000	6,305,000
Series 2005 B, 1.25%, LOC Bank of America NA, VRDN (a)	3,690,000	3,690,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 1996, 1.4%, VRDN (a)	3,600,000	3,600,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 1997, 1.25%, VRDN (a)	6,380,000	6,380,000
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) 1.6%, LOC SunTrust Banks, Inc., VRDN (a)	2,700,000	2,700,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) 1.55%, LOC Freddie Mac, VRDN (a)	1,265,000	1,265,000
Fayette County Hosp. Auth. Rev. (Fayette Cmnty. Hosp. Proj.) 1.6%, LOC SunTrust Banks, Inc., VRDN (a)	2,350,000	2,350,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 1.63% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Series PZ 271, 1.64% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,760,000	6,760,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 1.57%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,750,000	$ 2,750,000
Muni. Elec. Auth. of Georgia Series 1994 E, 1.5% (FSA Insured), VRDN (a)	9,445,000	9,445,000
		48,075,000
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 1.08% (FSA Insured), VRDN (a)	225,000	225,000
Illinois - 6.4%
Chicago Board of Ed.:
Series 2000 C, 1.55% (FSA Insured), VRDN (a)	2,725,000	2,725,000
Series 2004 C1, 1.3% (FSA Insured), VRDN (a)	9,880,000	9,880,000
Chicago Gen. Oblig. Participating VRDN Series PT 2359, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,670,000	1,670,000
Chicago Wastewtr. Transmission Rev. Series 2004 A, 2.58% (MBIA Insured), VRDN (a)	1,350,000	1,350,000
Cook County Gen. Oblig. Series 2004 E, 1.63% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 1.6%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 1.6%, LOC JPMorgan Chase Bank, VRDN (a)	1,370,000	1,370,000
Illinois Gen. Oblig.:
Participating VRDN:
Series Putters 605, 1.77% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series Putters 687, 1.87% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series ROC II R 4536, 1.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,055,000	5,055,000
Series 2003 B, 1.66% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	1,000,000	1,000,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series MACN 06 Q, 1.72% (Liquidity Facility Bank of America NA) (a)(b)	2,600,000	2,600,000
Illinois Sales Tax Rev. Participating VRDN Series ROC II R 4542, 1.6% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,910,000	4,910,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,845,000	$ 2,845,000
Will County Cmnty. High School District #210 Participating VRDN Series PZ 104, 1.64% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
		42,955,000
Indiana - 0.3%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 1.3% (BP PLC Guaranteed), VRDN (a)	2,000,000	2,000,000
Iowa - 0.6%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.43%, LOC KBC Bank NV, VRDN (a)	3,700,000	3,700,000
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Series 2002 C3, 1.65% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (a)	1,900,000	1,900,000
Kentucky - 0.7%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 1.62%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,800,000	1,800,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2003 A, 1.51% (FSA Insured), VRDN (a)	2,560,000	2,560,000
		4,360,000
Louisiana - 1.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 1.55%, LOC Bank of America NA, VRDN (a)	5,600,000	5,600,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 1.6% (FSA Insured), VRDN (a)	2,000,000	2,000,000
		7,600,000
Maryland - 2.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	20,000	20,000
Maryland Econ. Dev. Auth. Rev. (Federation of American Societies for Experimental Biology Proj.) Series 2002 A, 1.35%, LOC SunTrust Banks, Inc., VRDN (a)	4,600,000	4,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Villa Julie College, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - continued
Montgomery County Gen. Oblig.:
Series 2006 A, 1.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 4,940,000	$ 4,940,000
Series 2006 B, 1.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,500,000	4,500,000
		15,160,000
Michigan - 2.9%
Detroit Swr. Disp. Rev. Series B, 1.5% (FSA Insured), VRDN (a)	7,000,000	7,000,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,440,000	2,440,000
Michigan Bldg. Auth. Rev. Participating VRDN Series ROC II R 4551, 1.65% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,180,000	2,180,000
Michigan Gen. Oblig. Participating VRDN Series PT 3760, 1.63% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	1,365,000	1,365,000
Michigan State Univ. Revs. Series 2002 A, 1.5% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	1,925,000	1,925,000
Michigan Strategic Fund Ltd. Oblig. Rev. (YMCA Metropolitan Lansing Proj.) 1.6%, LOC LaSalle Bank Midwest NA, VRDN (a)	1,300,000	1,300,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series U, 1.85% (AMBAC Insured), VRDN (a)	3,050,000	3,050,000
		19,260,000
Minnesota - 0.4%
Univ. of Minnesota Participating VRDN Series MS 01 648, 1.67% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
Mississippi - 1.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.25%, VRDN (a)	9,530,000	9,530,000
Missouri - 2.7%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 1.6%, VRDN (a)	12,645,000	12,645,000
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 1.53%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 1.7% (MBIA Insured), VRDN (a)	$ 2,400,000	$ 2,400,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series B, 1.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,230,000	1,230,000
		17,925,000
Nevada - 3.1%
Clark County School District:
Participating VRDN:
Series PZ 171, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,160,000	7,160,000
Series PZ 174, 1.64% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,000,000	2,000,000
Series 2001 B, 0.96% (FSA Insured), VRDN (a)	700,000	700,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2006 B, 1.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,300,000	3,300,000
Series 2006 C, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,820,000	5,820,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.5% (Liquidity Facility Societe Generale) (a)(b)	2,100,000	2,100,000
		21,080,000
New Hampshire - 0.4%
Manchester Arpt. Rev. Series C, 1.6% (FSA Insured), VRDN (a)	1,600,000	1,600,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.63%, LOC Bank of America NA, VRDN (a)	1,320,000	1,320,000
		2,920,000
New Jersey - 0.2%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Putters 2199, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,440,000	1,440,000
New York - 2.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 06 1470, 1.6% (Liquidity Facility Morgan Stanley) (a)(b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs. (Oxford Univ. Press, Inc. Proj.) 1.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 100,000	$ 100,000
New York Local Govt. Assistance Corp. Series 1994 B, 1.65%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	13,000,000	13,000,000
		15,100,000
North Carolina - 0.9%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 1.61% (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series EGL 07 0062, 1.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series ROC II R 10313, 1.67% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,400,000	1,400,000
		6,300,000
Ohio - 5.9%
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 1.56%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B1, 1.4%, VRDN (a)	14,000,000	14,000,000
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 1.33%, LOC KeyBank NA, VRDN (a)	18,500,000	18,500,000
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2002 A, 1.65%, VRDN (a)	1,400,000	1,400,000
Ohio Poll. Cont. Rev. (Sohio Wtr. Proj.) Series 1995, 1.45%, VRDN (a)	1,100,000	1,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 1.25%, LOC Barclays Bank PLC, VRDN (a)	2,950,000	2,950,000
		39,950,000
Oregon - 0.2%
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 1.55%, LOC Bank of America NA, VRDN (a)	1,150,000	1,150,000
Pennsylvania - 6.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 1.65%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 2,740,000	$ 2,740,000
(Sacred Heart High School Proj.) 1.66%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Corp. Proj.):
Series 2005 A, 1.55%, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Series 2006 A, 1.25%, LOC Barclays Bank PLC, VRDN (a)	5,000,000	5,000,000
Daniel Boone Area School District 1.63% (FSA Insured), VRDN (a)	1,080,000	1,080,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 1.6% (Liquidity Facility Citibank NA) (a)(b)	3,430,000	3,430,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 5.5% (MBIA Insured), VRDN (a)	1,310,000	1,310,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 1.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,885,000	1,885,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Services Proj.) 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,630,000	4,630,000
Philadelphia School District Series 2008 A1, 1.55%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Philadelphia Wtr. & Wastewtr. Rev. 1.51% (FSA Insured), VRDN (a)	8,300,000	8,300,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series MS 06 1682, 1.67% (Liquidity Facility Morgan Stanley) (a)(b)	6,975,000	6,975,000
		41,900,000
South Carolina - 0.5%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 1.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,640,000	3,640,000
Tennessee - 3.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 1.25%, LOC Bank of America NA, VRDN (a)	6,470,000	6,470,000
Series 2004, 1.25%, LOC Bank of America NA, VRDN (a)	3,035,000	3,035,000
Series 2005, 1.25%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Franklin Health & Edl. Facilities Board Rev. (Battle Ground Academy Proj.) 1.6%, LOC SunTrust Banks, Inc., VRDN (a)	1,075,000	1,075,000
Knoxville County Tennessee Health & Edl. Facilities Board (Johnson Bible College Proj.) 1.68%, LOC Regions Bank of Alabama, VRDN (a)	3,750,000	3,750,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 1.55%, LOC Freddie Mac, VRDN (a)	$ 3,000,000	$ 3,000,000
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 06 F6, 1.98% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
		21,730,000
Texas - 13.7%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 1.7% (MBIA Insured), VRDN (a)	3,200,000	3,200,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 1.63% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.5% (Liquidity Facility Societe Generale) (a)(b)	200,000	200,000
Frisco Independent School District Participating VRDN Series Putters 476, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,385,000	1,385,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 1.85%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(Saint Luke's Episcopal Hosp. Proj.) Series B, 1.4% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	2,270,000	2,270,000
(Texas Med. Ctr. Proj.) Series 2001, 1.7% (MBIA Insured), VRDN (a)	3,700,000	3,700,000
(YMCA of Greater Houston Proj.):
Series 1999, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
1.4%, LOC JPMorgan Chase Bank, VRDN (a)	3,800,000	3,800,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 1.4% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,270,000	3,270,000
Keller Independent School District Participating VRDN Series Putters 2616, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,550,000	3,550,000
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) Series A, 1.46%, LOC Allied Irish Banks PLC, VRDN (a)	24,955,000	24,955,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Northside Independent School District Participating VRDN Series LB 05 K17, 2.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 5,585,000	$ 5,585,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.25%, VRDN (a)	13,200,000	13,200,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Merlots 01 A10, 1.68% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,755,000	1,755,000
San Antonio Gen. Oblig. Participating VRDN Series Merlots 07 D71, 1.78% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,305,000	4,305,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series Putters 1693, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 1.67% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,975,000	1,975,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 1.6% (Liquidity Facility Citibank NA) (a)(b)	3,710,000	3,710,000
		92,240,000
Utah - 5.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 1.6%, LOC BNP Paribas SA, VRDN (a)	7,800,000	7,800,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series A, 1.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,335,000	5,335,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 1.67% (Liquidity Facility Morgan Stanley) (a)(b)	14,820,000	14,820,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 1.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,425,000	7,425,000
		35,380,000
Virginia - 1.8%
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (a)	2,900,000	2,900,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 12180, 1.66% (Liquidity Facility Bank of New York, New York) (a)(b)	5,800,000	5,800,000
Virginia Beach Ind. Dev. Auth. Rev. (LifeNet Proj.) Series 2004, 1.6%, LOC SunTrust Banks, Inc., VRDN (a)	2,090,000	2,090,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) 1.46%, LOC Branch Banking & Trust Co., VRDN (a)	1,100,000	1,100,000
		11,890,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 0.7%
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 B, 1.6%, LOC Bank of America NA, VRDN (a)	$ 1,115,000	$ 1,115,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.5% (Liquidity Facility Societe Generale) (a)(b)	1,555,000	1,555,000
Seattle Wtr. Sys. Rev. Series 2002 A, 1.58%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	2,000,000	2,000,000
		4,670,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $666,175,000)		666,175,000
NET OTHER ASSETS - 1.3%		8,788,378
NET ASSETS - 100%		$ 674,963,378
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $666,175,000)		$ 666,175,000
Cash		367
Receivable for investments sold		7,857,312
Interest receivable		2,059,063
Total assets		676,091,742

Liabilities
Distributions payable	$ 1,122,516
Other payables and accrued expenses	5,848
Total liabilities		1,128,364

Net Assets		$ 674,963,378
Net Assets consist of:
Paid in capital		$ 674,834,848
Accumulated undistributed net realized gain (loss) on investments		128,530
Net Assets, for 674,782,373 shares outstanding		$ 674,963,378
Net Asset Value, offering price and redemption price per share ($674,963,378 ÷ 674,782,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2008

Investment Income
Interest		$ 19,229,998

Expenses
Custodian fees and expenses	$ 15,011
Independent trustees' compensation	2,419
Total expenses before reductions	17,430
Expense reductions	(10,639)	6,791
Net investment income		19,223,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		135,150
Net increase in net assets resulting from operations		$ 19,358,357

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2008	Year ended May 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,223,207	$ 16,786,806
Net realized gain (loss)	135,150	148,303
Net increase in net assets resulting from operations	19,358,357	16,935,109
Distributions to shareholders from net investment income	(19,223,751)	(16,786,301)
Distributions to shareholders from net realized gain	(136,294)	-
Total distributions	(19,360,045)	(16,786,301)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,169,680,858	557,362,488
Cost of shares redeemed	(1,986,040,087)	(497,694,387)
Net increase (decrease) in net assets and shares resulting from share transactions	183,640,771	59,668,101
Total increase (decrease) in net assets	183,639,083	59,816,909

Net Assets
Beginning of period	491,324,295	431,507,386
End of period (including undistributed net investment income of $0 and undistributed net investment income of $21,906, respectively)	$ 674,963,378	$ 491,324,295

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,

2008

2007

2006

2005

2004 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.031	.036	.028	.017	.003
Net realized and unrealized gain (loss) G	-	-	-	-	-
Total from investment operations	.031	.036	.028	.017	.003
Distributions from net investment income	(.031)	(.036)	(.028)	(.017)	(.003)
Distributions from net realized gain	- G	-	-	-	-
Total distributions	(.031)	(.036)	(.028)	(.017)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	3.16%	3.70%	2.87%	1.69%	.32%
Ratios to Average Net Assets F
Expenses before reductions	-% D	.01%	.02%	.02%	.03% A
Expenses net of fee waivers, if any	-% D	.01%	.02%	.02%	.01% A
Expenses net of all reductions	-% D	.01%	.01%	.02%	.01% A
Net investment income	3.04%	3.63%	3.05%	1.51%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 674,963	$ 491,324	$ 431,507	$ 64,204	$ 244,839

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E For the period February 3, 2004 (commencement of operations) to May 31, 2004.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2008

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	21,362
Undistributed long-term capital gain	42,585

Cost for federal income tax purposes	$ 666,175,000

The tax character of distributions paid was as follows:

	May 31, 2008	May 31, 2007
Tax-exempt Income	$ 19,223,751	$ 16,786,301
Ordinary Income	49,647	-
Long-term Capital Gains	86,647	-
Total	$ 19,360,045	$ 16,786,301

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,419.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,220, respectively.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from February 3, 2004 (commencement of operations) to May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and for the period from February 3, 2004 (commencement of operations) to May 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 10, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Revere Street Trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 377 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing) (1994-2007).

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member and Chairperson of the Investment Committee, and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Revere Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

John R. Hebble (49)

Year of Election or Appointment: 2008

President and Treasurer of Tax-Free Cash Central. Mr. Hebble also serves as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of FMR (2003- present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005

Vice President of Tax-Free Cash Central. Mr. Greer also serves as Vice President of Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Tax-Free Cash Central. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (49)

Year of Election or Appointment: 2008

Secretary of Tax-Free Cash Central. Mr. Goebel also serves as Secretary of other Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present); and Deputy General Counsel of FMR LLC. Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Tax-Free Cash Central. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (42)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Tax-Free Cash Central. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present).

Joseph B. Hollis (60)

Year of Election or Appointment: 2006

Chief Financial Officer of Tax-Free Cash Central. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Tax-Free Cash Central. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments. He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of Tax-Free Cash Central. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax-Free Cash Central. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004-present) and is an employee of FMR.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of Tax-Free Cash Central. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Tax-Free Cash Central. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2008, $80,599, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2008, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund and Fidelity Securities Lending Cash Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity Cash Central Fund	$ 40,000	$40,000
Fidelity Municipal Cash Central Fund	$ 34,000	$36,000
Fidelity Securities Lending Cash Central Fund	$ 40,000	$40,000
All funds in the Fidelity Group of Funds audited by PwC	$13,800,000	$13,900,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Tax-Free Cash Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Cash Central Fund	$28,000	$28,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,700,000	$6,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity Cash Central Fund	$0	$0
Fidelity Municipal Cash Central Fund	$0	$0
Fidelity Securities Lending Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$1,010,000	$0
Deloitte Entities	$410,000	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Fidelity Cash Central Fund	$3,000	$1,900
Fidelity Municipal Cash Central Fund	$3,000	$1,900
Fidelity Securities Lending Cash Central Fund	$3,000	$1,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Cash Central Fund	$4,500	$4,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Fidelity Cash Central Fund	$200	$500
Fidelity Municipal Cash Central Fund	$200	$500
Fidelity Securities Lending Cash Central Fund	$200	$500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2008A	2007A
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$235,000	$170,000
Deloitte Entities	$0	$0B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2008 and May 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2008 and May 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2008 and May 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2008 and May 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2008 and May 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2008 and May 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate fees billed by PwC of $2,085,000A and $1,680,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$1,255,000	$180,000
Non-Covered Services	$830,000	$1,500,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2008 and May 31, 2007, the aggregate fees billed by Deloitte Entities of $1,035,000A and $610,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$415,000	$5,000
Non-Covered Services	$620,000	$605,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 29, 2008